                            LETTER TO STOCKHOLDERS

--------------------------------------------------------------------------------



We submit herewith the financial statements for the nine months ended September 30, 2002. Also provided are a schedule of investments, and summary financial information.

Net assets of the Company at September 30, 2002 were $11.89 per share on 82,787,962 shares outstanding, compared with $16.05 per share at December 31, 2001 on 85,233,262 shares outstanding. On March 1, 2002, a distribution of $0.08 per share was paid consisting of $0.03 from 2001 long-term capital gain, $0.03 from 2001 short-term capital gain, $0.01 from 2001 investment income, and $0.01 from 2002 investment income, all taxable in 2002. Investment income dividends of $0.08 per share were paid on June 1, 2002 and September 1, 2002.

Net investment income for the nine months ended September 30, 2002 amounted to $12,692,865, compared with $16,690,050 for the same period in 2001. These earnings are equal to $0.15 and $0.20 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 2002 amounted to $30,363,944, the equivalent of $0.37 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the site is www.adamsexpress.com. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 13 of this report.

The Company is an internally-managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer

/s/ JOSEPH M. TRUTA
Joseph M. Truta,
President


October 18, 2002

                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)



Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $718,041,200)                                                   $756,689,238
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $26,585,260)                                                      36,457,138
  Short-term investments (cost $187,146,482)                               186,988,802 $  980,135,178
---------------------------------------------------------------------------------------
Cash                                                                                          111,406
Securities lending collateral                                                              71,875,537
Receivables:
  Investment securities sold                                                                  484,811
  Dividends and interest                                                                      517,501
Prepaid expenses and other assets                                                           7,010,338
-----------------------------------------------------------------------------------------------------
    Total Assets                                                                        1,060,134,771
-----------------------------------------------------------------------------------------------------
Liabilities
Open written option contracts at value (proceeds $826,859)                                    781,375
Obligations to return securities lending collateral                                        71,875,537
Accrued expenses                                                                            2,866,087
-----------------------------------------------------------------------------------------------------
    Total Liabilities                                                                      75,522,999
-----------------------------------------------------------------------------------------------------
    Net Assets                                                                         $  984,611,772
-----------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares;
  issued and outstanding 82,787,962 shares                                             $   82,787,962
Additional capital surplus                                                                821,248,455
Undistributed net investment income                                                         1,348,913
Undistributed net realized gain on investments                                             30,818,722
Unrealized appreciation on investments                                                     48,407,720
-----------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                              $  984,611,772
-----------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                  $11.89
-----------------------------------------------------------------------------------------------------

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                     Nine Months Ended September 30, 2002
                                  (unaudited)


Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                            $  13,129,034
      From non-controlled affiliate                                                              593,266
    Interest and other income                                                                  1,839,406
---------------------------------------------------------------------------------------------------------
      Total income                                                                            15,561,706
---------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                          935,134
    Administration and operations                                                                616,671
    Directors' fees                                                                              152,250
    Reports and stockholder communications                                                       255,090
    Transfer agent, registrar and custodian expenses                                             288,571
    Auditing and accounting services                                                              72,352
    Legal services                                                                                67,869
    Occupancy and other office expenses                                                          246,213
    Travel, telephone and postage                                                                101,709
    Other                                                                                        132,982
---------------------------------------------------------------------------------------------------------
      Total expenses                                                                           2,868,841
---------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                   12,692,865
---------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
  Net realized gain on security transactions                                                  30,210,843
  Net realized gain distributed by regulated investment company (non-controlled affiliate)       153,101
  Change in unrealized appreciation on investments                                          (376,585,839)
---------------------------------------------------------------------------------------------------------
      Net Loss on Investments                                                               (346,221,895)
---------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                             $(333,529,030)
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                             Nine Months Ended     Year Ended
                                                             September 30, 2002 December 31, 2001
                                                             ------------------ -----------------
                                                                (unaudited)
From Operations:
  Net investment income                                        $   12,692,865    $   21,091,920
  Net realized gain on investments                                 30,363,944       113,686,714
  Change in unrealized appreciation on investments               (376,585,839)     (622,475,783)
-------------------------------------------------------------------------------------------------
    Change in net assets resulting from operations               (333,529,030)     (487,697,149)
-------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
  Net investment income                                           (15,132,072)      (21,153,837)
  Net realized gain from investment transactions                   (5,110,262)     (111,923,436)
-------------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                     (20,242,334)     (133,077,273)
-------------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of exercised options and
    distributions                                                      --            68,287,544
  Cost of shares purchased (Note 4)                               (29,983,180)      (30,709,784)
-------------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions          (29,983,180)       37,577,760
-------------------------------------------------------------------------------------------------
    Total Decrease in Net Assets                                 (383,754,544)     (583,196,662)
Net Assets:
  Beginning of period                                           1,368,366,316     1,951,562,978
-------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $1,348,913 and $3,788,120, respectively)         $  984,611,772    $1,368,366,316
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------



1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at September 30, 2002 was $931,685,686 and net unrealized appreciation aggregated $48,894,971, of which the related gross unrealized appreciation and depreciation were $279,786,968 and $230,891,997, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2002 were $132,645,762 and $267,101,694, respectively. Options may be written or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing options is limited to the premium originally paid. Option transactions comprised an insignificant portion of operations during the period ended September 30, 2002. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2001, the Company issued 4,755,400 shares of its Common Stock at a price of $14.36 per share (the average market price on December 10, 2001) to stockholders of record November 19, 2001 who elected to take stock in payment of the distribution from 2001 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. Transactions in Common Stock for 2002 and 2001 were as follows:

                                Shares                     Amount
                      -------------------------  --------------------------
                       Nine months                Nine months
                          ended      Year ended      ended      Year ended
                      September 30, December 31, September 30, December 31,
                          2002          2001         2002          2001
                      ------------- ------------ ------------- ------------
    Shares issued in
     payment of
     dividends             --         4,755,400  $         --  $ 68,287,544
    ------------------------------------------------------------------------
     Total increase        --         4,755,400  $         --  $ 68,287,544
    ------------------------------------------------------------------------
    Shares purchased
     (at a weighted
     average discount
     from net asset
     value of 12%
     and 10.0%,
     respectively)     (2,445,300)   (1,814,400)  (29,983,180)  (30,709,784)
    ------------------------------------------------------------------------
     Total decrease    (2,445,300)   (1,814,400) $(29,983,180) $(30,709,784)
    ------------------------------------------------------------------------
    Net change         (2,445,300)    2,941,000  $(29,983,180) $ 37,577,760
    ------------------------------------------------------------------------

On September 30, 2002, the Company held a total of 2,445,300 shares of its Common Stock at a cost of $29,983,180. There were no shares of its Common Stock held at December 31, 2001.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

--------------------------------------------------------------------------------


Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2002, 345,567 options were outstanding, with a weighted average exercise price of $8.7445 per share. During the nine months ended September 30, 2002, the Company granted options including stock appreciation rights for 68,073 shares of common stock with a weighted average exercise price of $14.2482. Stock appreciation rights relating to 96,384 stock option shares were exercised at a weighted average market price of $12.6173 per share and the stock options relating to those rights, which had a weighted average exercise price of $3.3392 per share, were cancelled. Stock options and stock appreciation rights relating to 58,233 shares, and having a weighted average exercise price of $10.8055, were cancelled. At September 30, 2002, there were outstanding exercisable options to purchase 56,255 common shares at $2.6042-19.5500 per share (weighted average price of $12.7343), and unexercisable options to purchase 202,768 common shares at $2.6042-19.5500 per share (weighted average price of $11.3503). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 5.5335 years and 6.2104 years, respectively. Total compensation expense recognized for the nine months ended September 30, 2002 related to the stock options and stock appreciation rights plan was $(566,011). At September 30, 2002, there were 1,256,531 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 5 years of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. As of September 30, 2002, the plan assets, consisting of investments in individual stocks, bonds and mutual funds were $11,028,306. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 7.25%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of September 30, 2002 was $6,000,348. Prepaid pension cost included in other assets at September 30, 2002 was $6,237,786.

In addition, the Company has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at September 30, 2002 for employees and former employees of the Company was $2,325,129. Aggregate remuneration paid or accrued during the nine months ended September 30, 2002 to officers and directors amounted to $1,108,681, which includes a credit of $566,011 for stock options and stock appreciation rights.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2002, the Company had securities on loan of $65,082,731 and held collateral of $71,875,537.

                               -----------------

Forward-Looking Statements

This report contains "forward-looking statements" within the meaning of the Securities Act of 1933 and the Securities and Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Company's actual results are the performance of the portfolio of stocks held by the Company, the conditions in the U.S. and international financial markets, the price at which shares of the Company will trade in the public markets, and other factors discussed in the Company's periodic filings with the Securities and Exchange Commission.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                             ------------------------
                                               Nine Months Ended
                                             ---------------------
                                                  (unaudited)
                                                                                     Year Ended December 31
                                             Sept. 30,    Sept. 30,  ------------------------------------------------------
                                               2002         2001        2001       2000       1999       1998       1997
                                             ---------   ----------  ---------- ---------- ---------- ---------- ----------
 Per Share Operating Performance*

 Net asset value, beginning of period           $16.05       $23.72      $23.72     $26.85     $21.69     $19.01     $15.80
---------------------------------------------------------------------------------------------------------------------------

 Net investment income                            0.15         0.20        0.26       0.26       0.25       0.30       0.29

 Net realized gains and change in unrealized
   appreciation and other changes               (4.11)       (7.39)      (6.32)     (1.63)       6.54       3.78       4.22
---------------------------------------------------------------------------------------------------------------------------

 Total from investment operations               (3.96)       (7.19)      (6.06)     (1.37)       6.79       4.08       4.51
---------------------------------------------------------------------------------------------------------------------------

 Capital share repurchases                        0.04         0.02        0.04       0.09         --         --         --
---------------------------------------------------------------------------------------------------------------------------

 Less distributions

 Dividends from net investment income           (0.18)       (0.20)      (0.26)     (0.22)     (0.26)     (0.30)     (0.29)

 Distributions from net realized gains          (0.06)       (0.04)      (1.39)     (1.63)     (1.37)     (1.10)     (1.01)
---------------------------------------------------------------------------------------------------------------------------

 Total distributions                            (0.24)       (0.24)      (1.65)     (1.85)     (1.63)     (1.40)     (1.30)
---------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                 $11.89       $16.31      $16.05     $23.72     $26.85     $21.69     $19.01
---------------------------------------------------------------------------------------------------------------------------

 Per share market price, end of period          $10.28       $14.90      $14.22     $21.00     $22.38     $17.75     $16.13

 Total Investment Return

 Based on market price                         (26.4)%      (28.1)%     (24.7)%       1.7%      36.1%      19.3%      33.1%

 Based on net asset value                      (24.5)%      (30.3)%     (24.7)%     (4.3)%      33.6%      23.7%      30.7%

 Ratios/Supplemental Data

 Net assets, end of period (in 000's)         $984,612   $1,320,680  $1,368,366 $1,951,563 $2,170,802 $1,688,080 $1,424,170

 Ratio of expenses to average net assets         0.31%+       0.14%+      0.19%      0.24%      0.32%      0.22%      0.39%

 Ratio of net investment income to
   average net assets                            1.38%+       1.33%+      1.33%      0.97%      1.06%      1.48%      1.61%

 Portfolio turnover                             16.12%+      21.29%+     19.15%     12.74%     15.94%     22.65%     17.36%

 Number of shares outstanding at
   end of period (in 000's)*                    82,788       80,980      85,233     82,292     80,842     77,815     74,924
                                             ------------------------

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+ Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)


                                                  Prin. Amt.
                                                  or Shares   Value (A)
       -                                          ---------- ------------
       Stocks and Convertible Securities -- 80.6%
         Consumer -- 11.0%
          BJ's Wholesale Club, Inc. (B)             425,000  $  8,079,250
          Brinker International Inc. (B)(D)         515,000    13,338,500
          Coca-Cola Co.                             200,000     9,592,000
          Dean Foods Co. (B)(D)                     477,400    18,990,972
          Hershey Foods Corp.                        70,000     4,343,500
          PepsiCo, Inc.                             440,000    16,258,000
          Procter & Gamble Co.                      170,000    15,194,600
          Safeway, Inc. (B)                         415,000     9,254,500
          Target Corp.                              460,000    13,579,200

                                                             ------------
                                                              108,630,522

                                                             ------------
         Energy -- 5.6%
          BP plc ADR                                270,000    10,773,001
          Exxon Mobil Corp.                         130,000     4,147,000
          Murphy Oil Corp. (D)                       50,000     4,103,500
          Petroleum & Resources
           Corporation (C)                        1,913,761    36,457,138

                                                             ------------
                                                               55,480,639

                                                             ------------
         Financial -- 17.1%
          Banking -- 10.7%
          BankNorth Group, Inc.                     474,000    11,257,500
          Federal Home Loan Mortgage
           Corp.                                    150,000     8,385,000
          Investors Financial Services
           Corp.                                    600,000    16,242,000
          Mellon Financial Corp.                    420,000    10,890,600
          Provident Bankshares Corp.                335,021     7,229,763
          Wachovia Corp.                            380,000    12,422,200
          Wells Fargo & Co.                         550,000    26,488,000
          Wilmington Trust Corp.                    420,000    12,146,400

                                                             ------------
                                                              105,061,463

                                                             ------------
          Insurance -- 6.4%
          AMBAC Financial Group, Inc.               400,000    21,556,000
          American International Group,
           Inc.                                     763,675    41,773,023

                                                             ------------
                                                               63,329,023

                                                             ------------

                                               Prin. Amt.
                                               or Shares   Value (A)
          -                                    ---------- ------------

            Health Care -- 14.6%
             Abbott Laboratories                 350,000  $ 14,140,000
             Affymetrix Inc. (B)(D)              210,000     4,368,000
             Applera Corp. - Applied
              Biosystems Group                   210,000     3,843,000
             Bristol-Myers Squibb Co.            345,000     8,211,000
             Enzon, Inc. (B)(D)                  100,000     1,924,000
             Genentech, Inc. (B)                 300,000     9,789,000
             GlaxoSmithKline plc ADR (D)         250,360     9,621,335
             HCA Inc.                            400,000    19,044,000
             Johnson & Johnson                   360,000    19,468,800
             Lilly (Eli) & Co.                   190,000    10,514,600
             Pfizer Inc.                         484,500    14,060,190
             Pharmacia Corp.                     368,900    14,342,832
             Vertex Pharmaceuticals Inc. (B)     248,016     4,585,816
             Wyeth Co.                           300,000     9,540,000

                                                          ------------
                                                           143,452,573

                                                          ------------
            Industrials -- 10.5%
             Black & Decker Corp.                300,000    12,579,000
             Corning Inc. (B)(D)               1,170,000     1,872,000
             General Electric Co.              1,182,500    29,148,625
             3M Co.                              155,000    17,045,350
             United Parcel Service, Inc.         315,000    19,696,950
             United Technologies Corp.           400,000    22,596,000

                                                          ------------
                                                           102,937,925

                                                          ------------

--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)



                                                Prin. Amt.
                                                or Shares    Value (A)
                                                ----------- -----------
           Information Technology -- 8.2%
            Communication Equipment -- 2.0%
            Ericsson (L.M.) Telephone Co.
             ADR (B)(D)                           2,000,000 $   720,000
            Lucent Technologies Inc. (B)(D)         400,000     304,000
            Nokia Corp. ADR (D)                   1,380,000  18,285,000

                                                            -----------
                                                             19,309,000

                                                            -----------
            Computer Related -- 4.8%
            BEA Systems Inc. (B)(D)                 400,000   2,072,000
            BMC Software Inc. (B)                   310,000   4,051,700
            Cisco Systems, Inc. (B)               1,755,000  18,392,400
            DiamondCluster International Inc.
             (B)                                    497,500   1,621,850
            Oracle Corp. (B)                        880,000   6,916,800
            Sapient Corp. (B)(D)                  1,150,000   1,184,500
            Siebel Systems Inc. (B)                 470,000   2,702,500
            Sun Microsystems Inc. (B)               515,000   1,333,850
            Symantec Corp. 3.00% Conv. Sub.
             Notes due 2006                      $  500,000     630,000
            Symantec Corp. (B)(D)                   250,000   8,417,500

                                                            -----------
                                                             47,323,100

                                                            -----------
            Electronics -- 1.4%
            Intel Corp.                             690,000   9,584,100
            Solectron Corp. (B)(D)                2,000,000   4,220,000

                                                            -----------
                                                             13,804,100

                                                            -----------

                                               Prin. Amt.
                                               or Shares   Value (A)
                                               ---------- ------------
            Materials -- 1.5%
             Albemarle Corp.                    125,000   $  3,161,250
             Rohm & Haas Co.                    360,000     11,160,000

                                                          ------------
                                                            14,321,250

                                                          ------------
            Telecom Services -- 3.6%
             Alltel Corp.                       210,000      8,427,300
             BellSouth Corp.                    440,000      8,078,400
             SBC Communications Inc.            620,000     12,462,000
             Vodafone Group plc
              ADS (D)                           492,614      6,320,231

                                                          ------------
                                                            35,287,931

                                                          ------------
            Utilities -- 8.5%
             Black Hills Corp. (D)              410,000     10,737,900
             CINergy Corp.                      440,000     13,829,200
             Duke Energy Corp. 8.25% Conv.
              Pfd. due 2004 (D)                 400,000      6,540,000
             Duke Energy Corp. (D)              355,000      6,940,250
             Keyspan Corp. (D)                  400,000     13,400,000
             Northwestern Corp. (D)             500,000      4,880,000
             Philadelphia Suburban Corp. (D)    865,000     17,559,500
             TECO Energy, Inc. (D)              650,000     10,322,000

                                                          ------------
                                                            84,208,850

                                                          ------------
          Total Stocks and Convertible Securities
           (Cost $744,626,460) (E)                         793,146,376

                                                          ------------

--------------------------------------------------------------------------------

                              September 30, 2002
                                  (unaudited)



                                               Prin. Amt.   Value (A)
                                               ----------- -----------
          Short-Term Investments -- 19.0%
             U.S. Government Obligations -- 5.5%
              U.S. Treasury Bills,
               1.55%, due
               11/21/02-12/26/02               $54,200,000 $54,029,448
                                                           -----------
             Certificates of Deposit -- 1.5%
              Mercantile-Safe Deposit &
               Trust Co., 1.90 - 1.95%,
               due 10/15/02 - 11/20/02          15,000,000  15,000,000
                                                           -----------
             Commercial Paper -- 12.0%
              AIG Funding, Inc.,
               1.70-1.74%,
               due 10/15/02-10/22/02            15,000,000  14,985,589
              ChevronTexaco Corp.,
               1.72-1.74%,
               due 10/03/02-11/04/02            15,000,000  14,985,885
              Coca-Cola Enterprises, Inc.
               1.71%,
               due 10/22/02                      5,170,000   5,164,843
              GMAC MINT, 1.76-1.77%,
               due 10/24/02-11/07/02            15,000,000  14,976,829
              General Electric Capital
               Corp., 1.75-1.76%,
               due 10/17/02-11/14/02            15,000,000  14,986,910
              IBM Corp., 1.57%,
               due 11/26/02                     12,185,000  12,155,241

                                              Prin. Amt.
                                              or Shares       Value (A)
                                              -----------    ------------

              Toyota Motor Credit Corp.,
               1.72%, due 11/05/02            $15,000,000    $ 14,974,917
              W.W. Grainger Inc., 1.72%,
               due 12/20/02                   $10,500,000      10,509,676
              Wells Fargo Financial, Inc.,
               1.76-1.78%, due
               10/03/02-10/10/02              $15,000,000      14,995,764
                                                             ------------
                                                              117,735,654

                                                             ------------
             Purchased Options -- 0.0%
              Cisco Systems, Inc., Put,
               October 2002,
               Strike Price $10                   300,000         120,000
              TECO Energy, Inc., Put
               November 2002,
               Strike Price $15                   122,000         103,700
                                                             ------------
                                                                  223,700
                                                             ------------
          Total Short-Term Investments
           (Cost $187,146,482)                                186,988,802
                                                             ------------
          Total Investments -- 99.6% (Cost
           $931,772,942)                                      980,135,178
            Cash, receivables and other
             assets, less
             liabilities - 0.4%                                 4,476,594
                                                             ------------
          Net Assets -- 100.0%                               $984,611,772
                                                             ============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B) Presently non-dividend paying.
(C) Non-controlled affiliate, a closed-end sector fund.
(D) Some or all of these securities are on loan. See Note 7 to Financial Statements.
(E) The aggregate market value of stocks held in escrow at September 30, 2002 covering open call option contracts written was $13,461,386. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $13,775,000.

                               -----------------


 This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

               During the Three Months Ended September 30, 2002
                                  (unaudited)


                                                     Principal Amount or Shares
                                         --------------------------------------------------
                                                                                Held
                                           Additions       Reductions    September 30, 2002
                                         ---------      -----------      ------------------
Albemarle Corp..........................    95,000                             125,000
Alltel Corp.............................   210,000                             210,000
American International Group, Inc.......     4,300                             763,675
Brinker International Inc...............    15,000                             515,000
Bristol-Myers Squibb Co.................    25,000                             345,000
Canadian National Railway Co............   220,915/(1)/     220,915                 --
Coca-Cola Co............................    15,000                             200,000
Ericsson (L.M.) Telephone Co. ADR rights 2,000,000/(2)/   2,000,000                 --
Murphy Oil Corp.........................    50,000                              50,000
Monsanto Co.............................    62,931/(3)/      62,931                 --
PepsiCo., Inc...........................    40,000                             440,000
Pfizer Inc..............................    69,500                             484,500
Philadelphia Suburban Corp..............    10,000                             865,000
Safeway, Inc............................    15,000                             415,000
Siebel Systems Inc......................   130,000                             470,000
Target Corp.............................    25,000                             460,000
AMBAC Financial Group, Inc..............                     40,000            400,000
Black Hills Corp........................                     10,800            410,000
Caliper Technologies....................                    225,000                 --
Canadian National Railway Co.
 5.25% Conv. Pfd. QUIDS due 2029........                    170,000/(1)/            --
Citigroup Inc...........................                    285,000                 --
Exxon Mobil Corp........................                    186,836            130,000
General Electric Co.....................                    117,500          1,182,500
Greenpoint Financial Corp...............                    300,000                 --
Hershey Foods Corp......................                    185,000             70,000
ITT Industries..........................                    100,000                 --
Merck & Co., Inc........................                    250,000                 --
Nextel Communications Inc.
 5.25% Conv. Notes due 2010.............                $10,000,000                 --
Nextel Communications Inc...............                    600,000                 --
SBC Communications Inc..................                     80,000            620,000
3M Co...................................                     52,900            155,000
Tiffany & Co............................                    330,000                 --

--------
/(1) /Received 1.2995 shares of Canadian National Railway Co. common stock for each convertible preferred share of Canadian National Railway Co. 5.25% Conv. Pfd. QUIDS due 2029.
/(2) /Received 1 right for each of Ericsson (L.M.) Telephone Co. ADR held.
/(3) /Received .17 share of Monsanto Co. for each share of Pharmacia Corp. held.

                        HISTORICAL FINANCIAL STATISTICS

--------------------------------------------------------------------------------



                                                                       Dividends    Distributions
                                                              Net         from          from
                                                             Asset   Net Investment Net Realized
                                  Value of       Shares    Value per     Income         Gains
December 31                      Net Assets   Outstanding*  Share*     per Share*    per Share*
-----------                      ----------   ------------ --------- -------------- -------------
1992.......................... $  696,924,779  51,039,938   $13.65        $.31          $ .77
1993..........................    840,610,252  63,746,498    13.19         .30            .79
1994..........................    798,297,600  66,584,985    11.99         .33            .73
1995..........................    986,230,914  69,248,276    14.24         .35            .76
1996..........................  1,138,760,396  72,054,792    15.80         .35            .80
1997..........................  1,424,170,425  74,923,859    19.01         .29           1.01
1998..........................  1,688,080,336  77,814,977    21.69         .30           1.10
1999..........................  2,170,801,875  80,842,241    26.85         .26           1.37
2000..........................  1,951,562,978  82,292,262    23.72         .22           1.63
2001..........................  1,368,366,316  85,233,262    16.05         .26           1.39
September 30, 2002 (unaudited)    984,611,772  82,787,962    11.89         .18            .06

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange
                           The Adams Express Company
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com
                  Telephone: (410) 752-5900 or (800) 638-2479
                      Counsel: Chadbourne & Parke L.L.P.
              Independent Accountants: PricewaterhouseCoopers LLP
              Transfer Agent, Registrar & Custodian of Securities
                             The Bank of New York
                              101 Barclay Street
                              New York, NY 10286
          The Bank's Shareholder Relations Department: (877) 260-8188
                     E-mail: Shareowner-svcs@bankofny.com

                     SHAREHOLDER INFORMATION AND SERVICES

--------------------------------------------------------------------------------


DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

                 Initial Enrollment                           $7.50
                 A one-time fee for new accounts who are not currently
                 registered holders.

                 Optional Cash Investments
                   Service Fee                 $2.50 per investment
                   Brokerage Commission             $0.05 per share

                 Reinvestment of Dividends**
                   Service Fee               10% of amount invested
                             (maximum of $2.50 per investment)
                   Brokerage Commission             $0.05 per share
                 Sale of Shares
                   Service Fee                               $10.00
                   Brokerage Commission             $0.05 per share

                Deposit of Certificates for safekeeping    Included

                Book to Book Transfers                     Included
                To transfer shares to another participant or to a new
                participant

                Fees are subject to change at any time.

              Minimum and Maximum Cash Investments
              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
               (existing holders)                          $50.00
              Electronic Funds Transfer (monthly
               minimum)                                    $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------

             The Company                The Transfer Agent
             The Adams Express Company  The Bank of New York
             Lawrence L. Hooper, Jr.,   Shareholder Relations
             Vice President, Secretary   Dept.-8W
              and General Counsel       P.O. Box 11258
             Seven St. Paul             Church Street Station
              Street, Suite 1140        New York, NY 10286
             Baltimore, MD 21202        (877) 260-8188
             (800) 638-2479             Website:
             Website:                   http://stock.bankofny.com
             www.adamsexpress.com       E-mail:
             E-mail:                    Shareowner-svcs@
             contact@adamsexpress.com   bankofny.com

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

                           THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac/2,4/      Douglas G. Ober/1/
Daniel E. Emerson/1,3/     Landon Peters/1,3/
Edward J. Kelly, III/1,4/  John J. Roberts/2,4/
Thomas H. Lenagh/3,4/      Susan C. Schwab/1,3/
W.D. MacCallan/2,4/        Robert J.M. Wilson/1,3/
W. Perry Neff/1,2/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober         Chairman and
                        Chief Executive Officer
Joseph M. Truta         President
Richard F. Koloski      Executive Vice President
Lawrence L. Hooper, Jr. Vice President, Secretary
                        and General Counsel
Maureen A. Jones        Vice President and
                        Chief Financial Officer
Christine M. Sloan      Assistant Treasurer
Geraldine H. Pare       Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (9/30/02)           $10.28
Net Asset Value (9/30/02) $11.89
Discount:                  13.5%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                               ----------------
                             Distributions in 2002
                               ----------------

From Investment Income  $0.18
From Net Realized Gains  0.06
                        -----
Total                   $0.24
                        =====

                            ----------------------
                          2002 Dividend Payment Dates
                            ----------------------

             March 1, 2002
             June 1, 2002
             September 1, 2002
             December 27, 2002*

        *Anticipated
                                    [GRAPHIC]



[LOGO] ADAMS
EXPRESS
COMPANY (R)

                             THIRD QUARTER REPORT
                        -------------------------------
                              September 30, 2002